Other long-term liabilities, Future Minimum Lease Payments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Future minimum payments required under non-cancellable capital lease
2018	¥ 135,876
2019	249,618
2020	222,125
2021	152,696
2022	152,758
Thereafter	615,878
Total minimum lease payments	1,528,951
Less: Amount representing interest	(378,376)
Present value of net minimum lease payments	1,150,575
Current portion	73,177	¥ 57,889
Non-current portion	¥ 1,077,398	¥ 429,651